Income Taxes (Details 3) (Federal research and experimentation tax credit carryforwards, Federal, USD $) In Millions, unless otherwise specified	Jan. 31, 2013
Federal research and experimentation tax credit carryforwards | Federal
Federal research and experimentation tax credit carryforwards
Amount of federal research and experimentation tax credit carryforwards	$ 3.7